Consolidated Statements of Financial Condition (USD $)	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and amounts due from depository institutions	$ 13,221,291	$ 9,780,584
Interest-bearing deposits in other financial institutions	95,606,929	139,981,062
Cash and cash equivalents	108,828,220	149,761,646
Loans held for sale, fair value of $2,741,672 and $299,744	2,691,508	291,367
Securities available for sale	189,379,333	158,736,574
Federal Home Loan Bank stock	5,318,200	10,590,900
Loans receivable:
Not covered under FDIC loss sharing agreements	436,966,775	430,359,086
Covered under FDIC loss sharing agreements, net	166,228,316	235,049,585
Unamortized loan origination fees, net (non-covered loans)	(1,101,481)	(1,010,480)
Allowance for loan losses (non-covered loans)	(8,189,895)	(9,369,837)
Loans receivable, net	593,903,715	655,028,354
Other real estate owned:
Not covered under FDIC loss sharing agreements	2,106,757	4,093,214
Covered under FDIC loss sharing agreements	21,903,204	24,671,626
Accrued interest and dividends receivable	3,241,320	3,690,433
Premises and equipment, net	23,610,642	21,765,298
Goodwill	4,325,282	4,325,282
Other intangible assets, net of amortization	1,280,309	1,827,462
Cash surrender value of bank owned life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,135,533	96,777,791
Deferred income taxes	6,176,199	4,557,858
Other assets	487,954	2,817,922
Total assets	1,032,220,096	1,171,710,250
Liabilities:
Deposits	800,261,546	911,093,806
FHLB advances and other borrowings	81,000,000	110,000,000
Advance payments by borrowers for taxes and insurance	651,520	462,882
Other liabilities	7,786,262	10,737,862
Total liabilities	889,699,328	1,032,294,550
Stockholders' equity:
Common stock, $0.01 par value; 19,859,219 shares issued at September 30, 2012 and September 30, 2011, respectively; 18,229,760 shares outstanding at September 30, 2012 and 18,603,889 shares outstanding at September 30, 2011	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 shares at September 30, 2012 and 1,255,330 shares at September 30, 2011	(39,362,686)	(36,127,940)
Unearned compensation - ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive gain (loss) - net unrealized holding gain (losses) on securities available for sale, net of tax	203,380	(1,971,458)
Total stockholders' equity	142,520,768	139,415,700
Commitments and contingencies
Total liabilities and stockholders' equity	$ 1,032,220,096	$ 1,171,710,250